Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.54%
Australia–2.55%
Corporate Travel Management Ltd.(a)	320,000	$4,242,706
Canada–7.47%
Dye & Durham Ltd.	280,000	4,123,853
Ritchie Bros. Auctioneers, Inc.	115,143	8,298,356
		12,422,209
China–19.92%
Alibaba Group Holding Ltd., ADR(a)	47,000	4,200,390
Gree Electric Appliances, Inc. of Zhuhai, A Shares	1,699,074	8,408,318
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	749,999	3,993,192
KE Holdings, Inc., ADR(a)	338,800	4,780,468
Kweichow Moutai Co. Ltd., A Shares	25,571	7,218,343
Tencent Holdings Ltd.	100,000	3,933,777
Virscend Education Co. Ltd.(b)	26,668,000	602,980
		33,137,468
Denmark–2.76%
DSV A/S	27,362	4,599,151
Finland–2.28%
Enento Group OYJ(b)(c)	157,000	3,796,767
France–7.98%
Bureau Veritas S.A.	156,000	4,303,094
Edenred	174,730	8,980,914
		13,284,008
Germany–7.86%
Eckert & Ziegler Strahlen- und Medizintechnik AG	83,600	3,691,366
Evotec SE(a)	70,000	1,810,669
Scout24 SE(b)	132,864	7,567,788
		13,069,823
Hong Kong–4.52%
AIA Group Ltd.	745,000	7,519,141
Japan–19.90%
FANUC Corp.	25,000	4,319,308
Fast Retailing Co. Ltd.	7,000	4,245,998
Freee KK(a)(c)	51,000	1,238,306
Hoya Corp.	18,600	1,868,297
Keyence Corp.	4,800	1,904,858
M3, Inc.	60,000	2,100,432
Pan Pacific International Holdings Corp.	456,000	7,103,209
Seven & i Holdings Co. Ltd.	84,000	3,431,583
SMC Corp.	3,800	1,880,623
Sony Group Corp.	58,600	5,016,152
		33,108,766
Shares		Value
Luxembourg–4.84%
Eurofins Scientific SE	103,300	$8,049,672
Netherlands–3.71%
Adyen N.V.(a)(b)	3,420	6,169,049
Singapore–1.68%
United Overseas Bank Ltd.	140,000	2,799,282
South Korea–2.56%
Samsung Electronics Co. Ltd., Preference Shares	96,500	4,252,635
Spain–1.07%
Amadeus IT Group S.A.(a)	30,500	1,779,655
Taiwan–1.60%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	30,000	2,654,400
United Kingdom–6.84%
Auto Trader Group PLC(b)	461,000	3,555,938
Howden Joinery Group PLC	945,098	7,827,333
		11,383,271
Total Common Stocks & Other Equity Interests (Cost $167,738,454)		162,268,003
Money Market Funds–1.51%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	879,049	879,049
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	627,943	627,943
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	1,004,628	1,004,628
Total Money Market Funds (Cost $2,511,554)		2,511,620
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.05% (Cost $170,250,008)		164,779,623
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.74%
Invesco Private Government Fund, 1.77%(d)(e)(f)	347,575	347,575
Invesco Private Prime Fund, 1.89%(d)(e)(f)	893,763	893,763
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,241,338)		1,241,338
TOTAL INVESTMENTS IN SECURITIES—99.79% (Cost $171,491,346)		166,020,961
OTHER ASSETS LESS LIABILITIES–0.21%		342,385
NET ASSETS–100.00%		$166,363,346

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $21,692,522, which represented 13.04% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,083,647	$37,248,604	$(43,453,202)	$-	$-	$879,049	$2,797
Invesco Liquid Assets Portfolio, Institutional Class	5,043,949	26,606,146	(31,021,660)	66	(558)	627,943	2,469
Invesco Treasury Portfolio, Institutional Class	8,095,597	42,569,834	(49,660,803)	-	-	1,004,628	3,208
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	9,504,551	(9,156,976)	-	-	347,575	2,051*
Invesco Private Prime Fund	-	22,876,037	(21,983,248)	-	974	893,763	5,802*
Total	$20,223,193	$138,805,172	$(155,275,889)	$66	$416	$3,752,958	$16,327

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Select Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,242,706	$—	$4,242,706
Canada	12,422,209	—	—	12,422,209
China	8,980,858	24,156,610	—	33,137,468
Denmark	—	4,599,151	—	4,599,151
Finland	—	3,796,767	—	3,796,767
France	—	13,284,008	—	13,284,008
Germany	—	13,069,823	—	13,069,823
Hong Kong	—	7,519,141	—	7,519,141
Japan	—	33,108,766	—	33,108,766
Luxembourg	—	8,049,672	—	8,049,672
Netherlands	—	6,169,049	—	6,169,049
Singapore	—	2,799,282	—	2,799,282
South Korea	—	4,252,635	—	4,252,635
Spain	—	1,779,655	—	1,779,655
Taiwan	2,654,400	—	—	2,654,400
United Kingdom	—	11,383,271	—	11,383,271
Money Market Funds	2,511,620	1,241,338	—	3,752,958
Total Investments	$26,569,087	$139,451,874	$—	$166,020,961
Invesco International Select Equity Fund